Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2023 (Unaudited)

COMMON STOCKS - 62.5%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.1%
Raytheon Technologies Corporation	46,696	$ 4,572,939

BANKING - 1.2%
JPMorgan Chase & Company	37,400	4,873,594

BEVERAGES - 1.2%
PepsiCo, Inc.	26,400	4,812,720

BIOTECH & PHARMA - 5.8%
Amgen, Inc.	15,000	3,626,250
Bristol-Myers Squibb Company	94,000	6,515,140
Johnson & Johnson	48,000	7,440,000
Pfizer, Inc.	141,500	5,773,200
		23,354,590
CONTAINERS & PACKAGING - 0.5%
Ball Corporation	37,000	2,039,070

DIVERSIFIED INDUSTRIALS - 1.7%
Emerson Electric Company	78,400	6,831,776

E-COMMERCE DISCRETIONARY - 1.4%
Amazon.com, Inc. (a)	54,000	5,577,660

ELECTRIC UTILITIES - 0.9%
Constellation Energy Corporation	10,000	785,000
Exelon Corporation	30,000	1,256,700
Public Service Enterprise Group, Inc.	25,000	1,561,250
		3,602,950
ENGINEERING & CONSTRUCTION - 0.7%
Quanta Services, Inc.	16,100	2,682,904

FOOD - 1.0%
Conagra Brands, Inc.	106,000	3,981,360

HEALTH CARE FACILITIES & SERVICES - 2.3%
UnitedHealth Group, Inc.	19,400	9,168,246

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 62.5% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Company (The)	29,400	$ 4,371,486

INDUSTRIAL SUPPORT SERVICES - 2.1%
Fastenal Company	30,000	1,618,200
Grainger (W.W.), Inc.	10,100	6,956,981
		8,575,181
INTERNET MEDIA & SERVICES - 1.8%
Alphabet, Inc. - Class A (a)	68,000	7,053,640

LEISURE FACILITIES & SERVICES - 1.8%
Starbucks Corporation	70,000	7,289,100

MEDICAL EQUIPMENT & DEVICES - 1.2%
Medtronic plc	59,100	4,764,642

METALS & MINING - 2.6%
Freeport-McMoRan, Inc.	250,000	10,227,500

OIL & GAS PRODUCERS - 4.4%
Chevron Corporation	46,500	7,586,940
Exxon Mobil Corporation	92,000	10,088,720
		17,675,660
RETAIL - CONSUMER STAPLES - 2.6%
Kroger Company (The)	102,500	5,060,425
Walmart, Inc.	36,600	5,396,670
		10,457,095
RETAIL - DISCRETIONARY - 1.3%
Home Depot, Inc. (The)	17,000	5,017,040

SEMICONDUCTORS - 7.3%
Applied Materials, Inc.	93,800	11,521,454
Intel Corporation	168,300	5,498,361
QUALCOMM, Inc.	50,900	6,493,822
Texas Instruments, Inc.	31,700	5,896,517
Texas Instruments, Inc.	31,700	29,410,154

SOFTWARE - 3.6%
Adobe, Inc. (a)	13,200	5,086,884

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 62.5% (Continued)	Shares	Fair Value
SOFTWARE - 3.6% (Continued)
Microsoft Corporation	32,500	$ 9,369,750
		14,456,634
TECHNOLOGY HARDWARE - 4.8%
Apple, Inc.	47,200	7,783,280
Cisco Systems, Inc.	131,600	6,879,390
Corning, Inc.	134,800	4,755,744
		19,418,414
TECHNOLOGY SERVICES - 3.1%
Mastercard, Inc. - Class A	11,100	4,033,851
Visa, Inc. - Class A	37,400	8,432,204
		12,466,055
TELECOMMUNICATIONS - 4.3%
T-Mobile US, Inc. (a)	73,815	10,691,365
Verizon Communications, Inc.	168,100	6,537,409
		17,228,774
TRANSPORTATION & LOGISTICS - 2.7%
Norfolk Southern Corporation	14,200	3,010,400
Union Pacific Corporation	19,800	3,984,948
United Parcel Service, Inc. - Class B	20,000	3,879,800
		10,875,148

TOTAL COMMON STOCKS (Cost $153,912,503)		$ 250,784,332

EXCHANGE-TRADED FUNDS - 29.5%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 28,446,736
iShares Core S&P U.S. Growth ETF	239,600	21,269,292
Schwab U.S. Large-Cap ETF	563,400	27,251,658
Vanguard Growth ETF	36,000	8,979,840
Vanguard S&P 500 ETF	85,600	32,191,592
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,203,682)		$ 118,139,118

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

MONEY MARKET FUNDS - 8.1%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.36% (b) (Cost $32,293,202)	32,293,202	$ 32,293,202

TOTAL INVESTMENTS (Cost $254,409,387) - 100.1%		$ 401,216,652

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(211,366)

NET ASSETS - 100.0%		$ 401,005,286

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 15.6%			Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF			283,000	$ 13,173,650
Vanguard Short-Term Treasury ETF			166,000	9,717,640
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,605,664)				$ 22,891,290

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,367,368)	2.000%	12/01/26	$ 1,320,000	$ 1,220,376

U.S. GOVERNMENT AGENCIES - 31.4%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.2%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,771,347

FEDERAL HOME LOAN BANK - 14.0%
Federal Home Loan Bank	2.375%	09/08/23	6,575,000	6,508,947
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,868,886
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,729,877
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,405,264
				20,512,974
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.2%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,648,789
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	10,879,929
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,225,945
				20,754,663

TOTAL U.S. GOVERNMENT AGENCIES (Cost $49,205,711)				$ 46,038,984

U.S. TREASURY OBLIGATIONS - 36.3%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 36.3%
U.S. Treasury Notes	1.750%	05/15/23	$ 10,000,000	$ 9,965,195
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	9,874,609
U.S. Treasury Notes	2.125%	02/29/24	5,000,000	4,885,156
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	5,867,813

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 36.3% (Continued)
U.S. Treasury Notes	1.875%	08/31/24	$ 5,000,000	$ 4,830,274
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	8,804,297
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	8,880,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,871,211)				$ 53,108,203

MONEY MARKET FUNDS - 15.7%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.36% (a) (Cost $22,968,993)			22,968,993	$ 22,968,993

TOTAL INVESTMENTS (Cost $155,018,947) - 99.8%				$ 146,227,846

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				230,257

NET ASSETS - 100.0%				$ 146,458,103

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.